UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-10569
First Funds

(Exact name of registrant as specified in charter)
3435 Stelzer Road Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)
Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: (614) 470-8000
Date of fiscal year end: 4/30/09
Date of reporting period: 7/31/08
          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
FIRST FUNDS
FIRST CALIBER EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (Unaudited)

	SECURITY
SHARES	DESCRIPTION	VALUE
COMMON STOCKS (70.6%):
Consumer Discretionary (3.6%):
55,600	McDonald’s Corp.	$3,324,324
47,000	Molson Coors Brewing Co.	2,536,590

		5,860,914

Consumer Staples (8.4%):
40,600	BJ’s Wholesale Club, Inc. (a)	1,523,718
53,955	PepsiCo, Inc.	3,591,245
51,607	Procter & Gamble Co.	3,379,226
85,000	Wal-Mart Stores, Inc.	4,982,700

		13,476,889

Energy (10.2%):
20,000	Chevron Corp.	1,691,200
20,000	ConocoPhillips	1,632,400
19,555	Devon Energy Corp.	1,855,574
32,250	Diamond Offshore Drilling, Inc.	3,847,425
48,990	National Oilwell Varco, Inc. (a)	3,852,084
63,000	Petroleo Brasileiro S.A. ADR	3,522,330

		16,401,013

Financial (10.5%):
12,750	BlackRock, Inc.	2,763,053
110,700	JPMorgan Chase & Co.	4,497,741
24,650	MasterCard, Inc., Class A	6,018,297
19,300	The Goldman Sachs Group, Inc.	3,551,972

		16,831,063

Health Care (7.6%):
46,500	Celgene Corp. (a) (b)	3,510,285
119,400	Gilead Sciences, Inc. (a) (b)	6,445,212
32,890	Waters Corp. (a)	2,234,547

		12,190,044

Industrials (9.3%):
63,100	Bucyrus International, Inc.	4,417,631
54,700	DryShips, Inc.	4,219,011
18,500	Flowserve Corp.	2,466,790
48,600	Fluor Corp.	3,953,610

		15,057,042

Information Technology (11.2%):
23,580	Apple, Inc. (a)	3,748,041
47,700	International Business Machines Corp.	6,104,646
77,000	Oracle Corp. (a)	1,657,810
52,695	Research In Motion Ltd. (a)	6,472,000

		17,982,497

Materials (4.0%):
15,200	CF Industries Holdings, Inc.	2,484,592
23,300	Freeport-McMoRan Copper & Gold, Inc.	2,254,275
See notes to schedules of portfolio investments.

FIRST FUNDS
FIRST CALIBER EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2008 (Unaudited)

	SECURITY
SHARES/UNITS	DESCRIPTION	VALUE
COMMON STOCKS, CONTINUED:
Materials, Continued:
13,800	Monsanto Co. (b)	$1,643,718

		6,382,585

Pharmaceuticals (2.8%):
45,200	CVS Caremark Corp.	1,649,800
40,000	Express Scripts, Inc. (a) (b)	2,821,600

		4,471,400

Telecom Services (2.0%):
103,197	AT&T, Inc.	3,179,499

Transportation (1.0%):
25,000	CSX Corp.	1,689,500

Total Common Stocks		113,522,446

INVESTMENT COMPANIES (18.2%):
29,284,652	First Elite Money Market Fund (c)	29,284,652

Total Investment Companies		29,284,652

OPTIONS PURCHASED (0.1%):
$50	Chevron Corp., Put @ 85.00 expiring August 2008	15,000
50	ConocoPhillips, Put @ 80.00 expiring August 2008	5,750
100	Devon Energy Corp., Put @ 95.00 expiring August 2008	41,000
300	Petroleo Brasileiro S.A. ADR, Put @ 55.00 expiring August 2008	49,500
250	SPDR Trust Series 1, Put @ 125.00 expiring August 2008	39,250

Total Options Purchased		150,500

EXCHANGE TRADED FUNDS (9.8%):
313,000	Financial Select Sector SPDR Fund	6,776,450
50,000	SPDR Trust Series 1	6,339,000
80,000	Ultra Financials ProShares (b)	1,744,000
15,000	Ultra S&P500 ProShares	898,950

Total Exchange Traded Funds		15,758,400

Total Investments (Cost $147,059,101) (d) — (98.7%)		$158,715,998

Percentages indicated are based on net assets of $160,830,414.

(a)	Represents non-income producing securities.

(b)	This security or a partial position of the security is segregated with the custodian for written options.

(c)	Affiliate.

(d)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

ADR	American Depositary Receipt

SPDR	Standard & Poor’s Depositary Receipt.
Written options outstanding on July 31, 2008:

			Number of
Call	Exercise Price	Expiration Date	Contracts	Market Value
Gilead Sciences, Inc.	$57.50	8/16/2008	(300)	$(9,000)
Celgene Corp.	80.00	8/16/2008	(100)	(7,000)
Monsanto Co.	125.00	8/16/2008	(65)	(13,650)
Ultra Financials ProShares	23.00	8/16/2008	(40)	(4,600)
Express Scripts, Inc.	70.00	8/16/2008	(200)	(50,000)

Options Total				$(84,250)

See notes to schedules of portfolio investments.

FIRST FUNDS
FIRST STERLING INCOME
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (Unaudited)

PRINCIPAL	SECURITY
AMOUNT	DESCRIPTION	VALUE
CORPORATE BONDS (50.8%):
Aerospace/Defense (1.8%):
$1,000,000	General Dynamics Corp., 4.50%, 8/15/10	$1,022,411

Banking, Finance & Insurance (21.6%):
1,000,000	Caterpillar Financial Services Corp., 4.30%, 6/1/10	1,008,196
2,000,000	CitiGroup, Inc., 3.88%, 11/3/08	1,972,088
1,000,000	CitiGroup, Inc., 3.63%, 2/9/09	997,849
1,000,000	CitiGroup, Inc., 4.75%, 12/15/10	815,709
500,000	CitiGroup, Inc., 5.13%, 2/14/11	496,619
2,000,000	Goldman Sachs Group, Inc., 5.70%, 9/1/12	2,016,050
2,000,000	Merrill Lynch & Co., 6.05%, 8/15/12	1,905,922
1,150,000	Morgan Stanley Dean Witter, 6.60%, 4/1/12	1,154,660
500,000	SLM Corp., 4.50%, 7/26/10	460,595
1,000,000	Textron Financial Corp., 5.13%, 2/3/11	998,651
1,000,000	Washington Mutual, Inc., 5.00%, 3/22/12	700,000

		12,526,339

Computer Peripherals (1.8%):
1,000,000	Cisco Systems, Inc., 5.25%, 2/22/11	1,029,354

Computers (2.3%):
1,285,000	IBM Corp., 6.50%, 1/15/28	1,312,067

Diversified Financial Services (7.0%):
1,000,000	General Electric Capital Corp., 4.63%, 9/15/09	1,011,825
2,000,000	General Electric Capital Corp., 5.88%, 2/15/12	2,060,614
1,000,000	General Electric Capital Corp., 5.38%, 10/20/16	978,489

		4,050,928

Health Care (1.6%):
1,000,000	Humana, Inc., 6.45%, 6/1/16	949,912

Industrial Goods & Services (2.6%):
1,000,000	Honeywell International, Inc., 5.30%, 3/1/18	976,511
500,000	Weyerhaeuser Co., 6.75%, 3/15/12	514,785

		1,491,296

Medical Instruments (0.9%):
500,000	Medtronic, Inc., 4.38%, 9/15/10	508,482

Pharmaceuticals (3.6%):
2,000,000	American Home Products, 6.95%, 3/15/11	2,112,956

Retail (3.3%):
900,000	Wal-Mart Stores, Inc., 4.13%, 7/1/10	912,750
1,000,000	Wal-Mart Stores, Inc., 4.13%, 2/15/11	1,006,616

		1,919,366

Software (1.7%):
1,000,000	Oracle Corp., 5.00%, 1/15/11	1,021,582

Telecommunications (2.6%):
1,000,000	GTE California, Inc., 6.70%, 9/1/09	1,023,577
See notes to schedules of portfolio investments.

FIRST FUNDS
FIRST STERLING INCOME
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2008 (Unaudited)

PRINCIPAL	SECURITY
AMOUNT	DESCRIPTION	VALUE
CORPORATE BONDS, CONTINUED:
Telecommunications, Continued:
$500,000	SBC Communications, Inc., 4.13%, 9/15/09	$501,518

		1,525,095

Total Corporate Bonds		29,469,788

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (2.0%):
Freddie Mac (2.0%):
1,185,851	5.00%, 9/15/24	1,193,977

Total U.S. Government Agency Collateralized Mortgage Obligations		1,193,977

U.S. GOVERNMENT AGENCY SECURITIES (35.7%):
Fannie Mae (16.1%):
1,000,000	4.00%, 5/20/13	993,608
2,317,500	5.00%, 10/25/16	2,336,846
4,000,000	5.08%, 11/5/15	4,056,308
2,000,000	5.25%, 8/1/12	1,961,896

		9,348,658

Federal Farm Credit Bank (5.2%):
1,000,000	4.25%, 4/16/18	965,561
1,000,000	5.05%, 11/6/17	1,030,440
1,000,000	5.22%, 2/22/22	1,020,941

		3,016,942

Federal Home Loan Bank (6.9%):
1,000,000	4.00%, 9/28/15	966,457
1,000,000	4.50%, 1/7/13	1,006,580
2,000,000	5.50%, 10/19/17	2,044,222

		4,017,259

Freddie Mac (7.5%):
1,000,000	4.00%, 9/19/14	979,709
318,000	5.50%, 9/15/11	335,155
3,000,000	5.65%, 2/23/17	3,024,996

		4,339,860

Total U.S. Government Agency Securities		20,722,719

U.S. TREASURY OBLIGATIONS (10.6%):
U.S. Treasury Notes (10.6%):
2,000,000	3.88%, 5/15/18	1,982,812
2,000,000	4.25%, 11/15/13	2,093,282
1,000,000	4.63%, 7/31/09	1,022,891
See notes to schedules of portfolio investments.

FIRST FUNDS
FIRST STERLING INCOME
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2008 (Unaudited)

SHARES OR
PRINCIPAL	SECURITY
AMOUNT	DESCRIPTION	VALUE
U.S. TREASURY OBLIGATIONS, CONTINUED:
$1,000,000	5.75%, 8/15/10	$1,064,141

Total U.S. Treasury Obligations		6,163,126

INVESTMENT COMPANIES (1.5%):
881,232	First Elite Money Market Fund (a)	881,232

Total Investment Companies		881,232

Total Investments (Cost $59,084,116) (b) — (100.6%)		$58,430,842

Percentages indicated are based on net assets of $58,059,797.

(a)	Affiliate.

(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.
See notes to schedules of portfolio investments.

FIRST FUNDS
FIRST ELITE MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (Unaudited)

SHARES OR
PRINCIPAL	SECURITY
AMOUNT	DESCRIPTION	VALUE
U.S. GOVERNMENT AGENCY SECURITIES (85.8%):
Federal Farm Credit Bank (24.7%):
$5,000,000	2.55%, 8/28/08(a)	$4,990,700
5,000,000	2.35%, 9/25/08(a)	4,982,431
11,000,000	2.18%, 9/30/08(a)	10,960,000
5,000,000	2.12%, 11/10/08(a)	4,970,542
10,000,000	2.23%, 11/28/08(a)	9,927,278
5,000,000	3.49%, 1/8/09(a)	4,925,111
4,875,000	3.03%, 6/17/09(a)	4,749,333

		45,505,395

Federal Home Loan Bank (61.1%):
5,000,000	2.12%, 8/1/08(a)	5,000,000
5,000,000	2.01%, 8/6/08(a)	4,998,611
5,000,000	2.08%, 8/8/08(a)	4,997,987
5,000,000	2.20%, 8/11/08(a)	4,996,944
5,000,000	2.13%, 8/13/08(a)	4,996,467
5,000,000	2.17%, 8/15/08(a)	4,995,800
5,000,000	2.21%, 8/20/08(a)	4,994,274
5,000,000	2.32%, 8/22/08(a)	4,993,350
5,000,000	2.34%, 8/26/08(a)	4,992,014
5,000,000	2.30%, 8/27/08(a)	4,991,839
5,000,000	2.33%, 8/29/08(a)	4,991,114
5,000,000	2.32%, 9/2/08(a)	4,989,867
5,000,000	2.35%, 9/5/08(a)	4,988,790
5,000,000	2.23%, 9/10/08(a)	4,987,667
5,000,000	2.44%, 9/12/08(a)	4,986,292
5,000,000	2.42%, 9/15/08(a)	4,985,187
5,000,000	2.36%, 9/17/08(a)	4,984,855
5,000,000	2.34%, 9/19/08(a)	4,984,347
5,000,000	2.39%, 9/23/08(a)	4,982,701
5,000,000	2.34%, 10/6/08(a)	4,978,917
5,000,000	2.46%, 10/10/08(a)	4,976,569
3,000,000	2.11%, 10/16/08(a)	2,986,953
5,000,000	2.46%, 10/22/08(a)	4,972,553

		112,753,098

Total U.S. Government Agency Securities		158,258,493

MASTER DEMAND NOTES (13.6%):
Federal Home Loan Bank (13.6%):
25,000,000	2.11%, 11/12/08 (b)	25,000,000

Total Master Demand Notes		25,000,000

INVESTMENT COMPANIES (0.8%):
1,394,530	Goldman Sachs Financial Square Federal Fund	1,394,530

Total Investment Companies		1,394,530

Total Investments (Cost $184,653,023) (c) — (100.2%)		$184,653,023

Percentages indicated are based on net assets of $184,370,410.
See notes to schedules of portfolio investments.

FIRST FUNDS
FIRST ELITE MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2008 (Unaudited)

(a)	Discount Note securities. The rate reflected on the Schedule of Portfolio Investments is the effective yield of the security.

(b)	Variable rate securities. The interest rate on these securities are adjusted periodically to reflect current interest rates. The rate represents the rate that was in effect on July 31, 2008.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.
See notes to schedules of portfolio investments.

FIRST FUNDS
Notes to Schedules of Portfolio Investments
July 31, 2008 (Unaudited)
1.	Organization:
First Funds (the “Trust”) was organized as a Massachusetts business trust on November 1, 2001, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust presently offers shares of First Caliber Equity, First Sterling Income, and First Elite Money Market, (individually referred to as a “Fund” and collectively as the “Funds”).

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001 which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders of each class are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

Each Class A and Trust Class share of the Funds represents identical interests in each Fund’s investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Trust Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of portfolio of investments. The policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The presentation of schedules of portfolio of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedules of portfolio of investments and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of First Elite Money Market are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Equity securities are generally valued on the basis of market quotations or official closing prices on the principal exchange on which the securities are traded or by an independent pricing service approved by the Board of Trustees. Equity securities quoted by NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Debt securities are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. Certain securities, such as U.S. Government securities, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to accurately reflect fair value (such as when the value of a security is materially affected by events occurring before their valuation time but after the close of the primary market on which the security is principally traded) the Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. Such valuations received from a pricing service may be established through the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

Effective May 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component to the implementation of SFAS No. 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2008:

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*
First Caliber Equity	$158,715,998	$(84,250)	$—	$—	$—	$—	$158,715,998	$(84,250)
First Sterling Income	881,232	—	57,549,610	—	—	—	58,430,842	—
First Elite Money Market	1,394,530	—	183,258,493	—	—	—	184,653,023	—

*	Other financial instruments are derivative instruments not reflected in the schedules of portfolio investments, such as written options, which are valued at the unrealized appreciation/depreciation on the instrument.
Recently Issued Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

Security Transactions:

During the period, security transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

Written Options Contracts

The First Caliber Equity Fund and First Sterling Income Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.
     The following is a summary of First Caliber Equity’s written option activity for the period ended July 31, 2008:

	Number of
Contracts	Contracts	Premium
Options outstanding at 4/30/2008	—	$—
Options written	(5,999)	(1,076,912)
Options expired	398	40,452
Options bought back	4,837	960,686
Options exercised	59	7,538

Options outstanding at 7/31/2008	(705)	$(68,236)

Variable and Floating Rate Demand and Master Demand Notes:

The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies, financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

3. Federal Income Tax Information:

As of July 31, 2008, the tax cost and unrealized appreciation/(depreciation) of securities was as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	Depreciation

First Caliber Equity	$147,995,652	$14,659,439	$(3,939,093)	$10,720,346
First Sterling Income	59,957,032	502,654	(2,028,844)	(1,526,190)

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Funds
By (Signature and Title)	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer
Date September 26, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer

Date September 26, 2008

By (Signature and Title)	/s/ J. Franklin Hall
J. Franklin Hall, President

Date September 26, 2008